Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Schedule of Useful Lives Of Assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Systems & Equipment
Fixed assets
Useful life	40 years
Buildings | PPE
Fixed assets
Useful life	40 years
Terminals and systems - lottery | Systems & Equipment
Fixed assets
Useful life	10 years
Terminals and systems - gaming | Minimum | Systems & Equipment
Fixed assets
Useful life	3 years
Terminals and systems - gaming | Maximum | Systems & Equipment
Fixed assets
Useful life	5 years
Furniture and equipment | Systems & Equipment
Fixed assets
Useful life	10 years
Furniture and equipment | Minimum | PPE
Fixed assets
Useful life	5 years
Furniture and equipment | Maximum | PPE
Fixed assets
Useful life	10 years